Property, Plant, and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant, and Equipment
Summary of costs for property, plant, and equipment
	March 31, 2013	December 31, 2012
	(in thousands)
Land and improvements	$23,974	$23,962
Buildings	37,023	36,680
Machinery and equipment	1,697,389	1,685,616
Automotive equipment	15,262	14,327
Furniture and fixtures	6,279	6,168
Leasehold improvements	774	774
Construction in progress	55,972	46,039

	1,836,673	1,813,566
Accumulated depreciation	489,773	461,975

	$1,346,900	$1,351,591

	December 31,
	2012	2011
	(in thousands)
Land and improvements	$23,962	$19,193
Buildings	36,680	33,887
Machinery and equipment	1,685,616	1,570,191
Automotive equipment	14,327	9,603
Furniture and fixtures	6,168	5,713
Leasehold improvements	774	413
Construction in progress	46,039	39,781

	1,813,566	1,678,781
Accumulated depreciation	461,975	357,994

	$1,351,591	$1,320,787